PARENT COMPANY DISCLOSURES - Company Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax	£ 6,902	£ 1,226	£ 4,393
Change in other assets	1,447	25	13,193
Net cash provided by operating activities	6,621	27,171	11,281
Cash flows from investing activities
Net cash used in investing activities	(2,545)	(4,000)	(2,130)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(877)	0	(2,312)
Distributions on other equity instruments	(429)	(453)	(466)
Interest paid on subordinated liabilities	(1,303)	(1,095)	(1,178)
Proceeds from issue of subordinated liabilities	499	0	0
Proceeds from issue of other equity instruments	0	0	(893)
Proceeds from issue of ordinary shares	25	144	36
Share buyback	0	0	(1,095)
Repayment of subordinated liabilities	(1,056)	(3,874)	(818)
Redemption of other equity instruments	0	0	(1,481)
Net cash used in financing activities	(3,234)	(5,319)	(6,559)
Change in cash and cash equivalents	912	17,656	2,587
Cash and cash equivalents at beginning of year	75,467	57,811	55,224
Cash and cash equivalents at end of year	76,379	75,467	57,811
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Cash Flow Statement [Line Items]
Profit before tax	3,893	1,257	5,439
Fair value and exchange adjustments and other non-cash items	1,134	(512)	(166)
Change in other assets	(7,028)	(1,815)	(11,975)
Change in other liabilities and other items	(3,322)	6,401	3,151
Dividends received	(3,600)	(1,135)	(5,150)
Distributions on other equity instruments received	(423)	(492)	(366)
Tax received	2	0	70
Net cash provided by operating activities	(9,344)	3,704	(8,997)
Cash flows from investing activities
Return of capital contribution	4	4	5
Dividends received	3,600	1,135	5,150
Distributions on other equity instruments received	423	492	366
Acquisitions of and capital injections to subsidiaries	(3,209)	(1,170)	(1,648)
Return of capital by subsidiaries	4,130	0	0
Amounts advanced to subsidiaries	(974)	(5,827)	(1,812)
Repayment of loans to subsidiaries	6,727	2,004	11,257
Interest received on loans to subsidiaries	461	261	395
Net cash used in investing activities	11,162	(3,101)	13,713
Cash flows from financing activities
Dividends paid to ordinary shareholders	(877)	0	(2,312)
Distributions on other equity instruments	(429)	(453)	(466)
Interest paid on subordinated liabilities	(793)	(316)	(314)
Proceeds from issue of subordinated liabilities	499	0	0
Proceeds from issue of other equity instruments	0	0	891
Proceeds from issue of ordinary shares	25	144	36
Share buyback	0	0	(1,095)
Repayment of subordinated liabilities	(200)	0	(3)
Redemption of other equity instruments	0	0	(1,481)
Net cash used in financing activities	(1,775)	(625)	(4,744)
Change in cash and cash equivalents	43	(22)	(28)
Cash and cash equivalents at beginning of year	7	29	57
Cash and cash equivalents at end of year	£ 50	£ 7	£ 29